Financial Risk Management - Loans and Advances Neither Past Due nor Impaired (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 85,129,070	¥ 95,273,845
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	85,859,927	96,190,726
Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances	84,856,335	94,825,134
Gross carrying amount [member] | Other [member] | Neither past due nor impaired [member] | Normal [member]
Disclosure of credit risk exposure [line items]
Loans and advances	25,877,492	33,565,932
Gross carrying amount [member] | Other [member] | Neither past due nor impaired [member] | Requiring caution [member]
Disclosure of credit risk exposure [line items]
Loans and advances	167,718	720,813
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	57,830,627	68,020,094
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	16,363,489	19,096,755
Gross carrying amount [member] | Domestic [member] | Neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Loans and advances	57,068,183	66,936,623
Gross carrying amount [member] | Domestic [member] | Neither past due nor impaired [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	15,975,508	18,657,173
Gross carrying amount [member] | Domestic [member] | Other [member] | Neither past due nor impaired [member] | Normal [member]
Disclosure of credit risk exposure [line items]
Loans and advances	19,198,974	27,500,420
Gross carrying amount [member] | Domestic [member] | Other [member] | Neither past due nor impaired [member] | Requiring caution [member]
Disclosure of credit risk exposure [line items]
Loans and advances	98,696	566,274
Gross carrying amount [member] | Domestic [member] | Other [member] | Neither past due nor impaired [member] | Consumer [member] | Normal [member]
Disclosure of credit risk exposure [line items]
Loans and advances	15,900,425	18,470,768
Gross carrying amount [member] | Domestic [member] | Other [member] | Neither past due nor impaired [member] | Consumer [member] | Requiring caution [member]
Disclosure of credit risk exposure [line items]
Loans and advances	73,180	183,247
Gross carrying amount [member] | Housing loan [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	11,482,678	13,766,771
Gross carrying amount [member] | Housing loan [member] | Domestic [member] | Other [member] | Neither past due nor impaired [member] | Consumer [member] | Normal [member]
Disclosure of credit risk exposure [line items]
Loans and advances	11,302,350	13,519,680
Gross carrying amount [member] | Housing loan [member] | Domestic [member] | Other [member] | Neither past due nor impaired [member] | Consumer [member] | Requiring caution [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 51,189	¥ 70,963